Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Schedule of share option plan
	2022		2021		2020
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	90	22,234	67	17,024	113	16,379
Granted	-	-	166	5,210	111	3,870
Forfeited/Cancelled	176	(6,910)	-	-	(52)	(300)
Exercised	-	-	-	-	(25)	(2,925)

Outstanding at 31 December	49	15,324	90	22,234	67	17,024

Exercisable at 31 December	48	6,249	54	7,616	65	6,249

Schedule of share options expiry dates and exercise price
Grant Date	Expiry Date	Exercise Price	Share Options at 31 December 2022 (‘000)
26 June 2014	26 June 2024	$0.47	1,831
30 April 2018	30 April 2028	$1.10	500
6 May 2020	5 May 2028	$0.47	12,393
23 July 2020	26 July 2030	$2.11	100
25 August 2020	24 August 2030	$1.98	500
Total			15,324

Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2022 (‘000)
01 August 2022	01 August 2032	$0.74	725
04 November 2022	04 November 2022	$0.67	1,850
Total			2,575

Schedule of model inputs for options granted under the black scholes valuation model
	2 February 2021	8 October 2021

Grant date share price	$2.116	$0.719
Exercise share price	$1.357/1.983	$0.719
Risk free rate	-0.10% to -0.02%	0.32% to 0.65%
Expected volatility	101% to 162%	83% to 122%
Option life	10 years	10 years
Weighted average share price	$1.818	$0.719
Weighted average fair value per share option	$0.862	$0.319

	4 November 2022	1 August 2022

Grant date share price	$0.679	$0.741
Exercise share price	$0.679	$0.741
Risk free rate	-0.10% to -0.02%	0.32% to 0.65%
Expected volatility	99% to 122%	90% to 126%
Option life	10 years	10 years
Weighted average share price	$0.67	$0.741
Weighted average fair value per share option	$0.690	$0.690

	21 January 2020	21 January 2020	1 June 2020

Grant date share price	£0.43	£0.43	£1.15
Exercise share price	£0.42	£0.35	£0.70
Risk free rate	0.64%	0.40%	0.04%
Expected volatility	61.7%	84.7%	111%

Schedule of equity incentive plan
2022
Weighted
	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	-	-
Granted	69	2,575
Forfeited/Cancelled	-	-
Exercised	-	-

Outstanding at 31 December	69	2,575

Exercisable at 31 December	-	-

Schedule of estimated the fair value of warrants using
	2022 $000	2021 $000	2020 $000

Outstanding at 1 January	697	697	2,418
Granted	-	-	324
Transfer to share premium on exercise of warrants	-	-	2,045)

Outstanding at 31 December	697	697	697